RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 26, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024	Dec. 31, 2021	Jul. 08, 2021	Dec. 01, 2020
Related Party Transaction [Line Items]
Notes Payable										$ 180,244
Paid-in-Kind Interest		$ 20,379	$ 20,379	$ 60,693	$ 60,472	$ 80,851	$ 80,849
Interest Payable, Current		3,013,256	$ 2,680,236	3,013,256	2,680,236				$ 31,657
Interest and Dividends Payable, Current						56,050	54,755
Interest Payable						246,714	107,882
Payments for Deposits							$ 98,480
Ownership interest percentage							15.00%
Deposits Assets						95,872
Remaining deposits assets						0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Repayments of Unsecured Debt	$ 40,000
Debt Instrument, Debt Default, Amount		1,617,000		1,617,000		1,617,000
Accrued expenses								$ 90,000
Paid-in-Kind Interest				60,693	60,472
Debt Instrument, Increase, Accrued Interest				43,216	41,962
Interest Expense, Long-Term Debt				289,930	$ 246,714
Chief Executive Officer [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Notes Payable											$ 1,657,000
Debt Instrument, Interest Rate, Stated Percentage											3.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses						3,516,411	$ 3,082,363
Interest Payable, Current		3,013,256		3,013,256		2,680,236	2,276,454
Accounts Payable, Current		294,281		294,281		388,001	356,191
Accrued Liabilities, Current		3,779,023		3,779,023		3,516,411
Accounts Payable and Accrued Liabilities, Current		7,086,560		7,086,560		6,584,648	5,715,008
Accrued Royalties, Current		65,292		65,292		65,292	65,292
Notes Payable, Current	$ 40,000	1,617,000		1,617,000		1,617,000	1,617,000
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Current											$ 1,657,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate											3.00%
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses						3,516,411	$ 3,082,363
Accrued Liabilities, Current		$ 3,779,022		$ 3,779,022		$ 3,516,411